Debt - Additional Information (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Proceeds from long-term borrowings	$ 10.8	$ 32.0
Repayments of debt and capital lease obligations	14.6	24.2
Asset-Backed Debt
Debt Instrument [Line Items]
Proceeds from long-term borrowings	4.8	4.3
Repayments of debt	$ 3.6	$ 0.4